Average Annual Total Returns - FidelityFlexMunicipalIncomeFund-PRO - FidelityFlexMunicipalIncomeFund-PRO - Fidelity Flex Municipal Income Fund	Mar. 01, 2025
Fidelity Flex Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.31%
Past 5 years	1.26%
Since Inception	2.20%	[1]
Fidelity Flex Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.31%
Past 5 years	1.26%
Since Inception	2.19%	[1]
Fidelity Flex Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.56%
Past 5 years	1.50%
Since Inception	2.25%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Since Inception	1.94%

[1]	A From October 12, 2017 .